Subsequent Events (Details) $ / shares in Units, $ in Thousands						1 Months Ended		12 Months Ended				117 Months Ended
	Mar. 17, 2026 USD ($)	Feb. 24, 2026 USD ($)	Jan. 29, 2026 USD ($)	Jan. 08, 2026 vessel	Mar. 08, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 vessel m³	Dec. 31, 2027 USD ($)	Dec. 31, 2025 USD ($) vessel $ / shares m³	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) vessel $ / shares m³	Sep. 20, 2035	Jul. 01, 2038 USD ($)	Sep. 01, 2037 USD ($)	Jul. 01, 2028 USD ($)	Oct. 01, 2027 USD ($)	Feb. 26, 2026 USD ($) vessel	Feb. 19, 2026 USD ($) interest_rate_swap	Feb. 02, 2026 USD ($)	Jan. 27, 2025 vessel m³	Dec. 31, 2022 vessel m³
Subsequent Event [Line Items]
Ownership percentage (in percentage)						33.00%				33.00%
Lessee Option to Purchase Underlying Asset								$ 129,300		$ 283,500	$ 107,800
number of newbuildings on order | vessel									2								1				5
Volume of vessels (in cubic meter) | m³									174,000												174,000
Carrying amount of bonds						$ 1,065,520			$ 898,991	1,065,520
Distribution Made to Limited Liability Company (LLC) Member, Cash Distributions Paid									100,000	250,000	50,000
Asset Impairment Charges											7,500
Advances on newbuilding contracts (note 14a)						$ 243,186			301,597	243,186
Number of Interest Rate Swaps | interest_rate_swap																		2
Derivative, Average Fixed Interest Rate																	3.77%	3.15%
Repayments of Long-term Capital Lease Obligations									$ 0	$ 413,501	$ 215,064
Number of newbuildings on order (partially paid for) | vessel							2				2
number of newbuildings on order | vessel									2								1				5
Ownership percentage (in percentage)						33.00%				33.00%
Proceeds from Issuance of Common Stock					$ 215,500
Subsequent Events	Subsequent Events
a)On January 8, 2026, the Company's 50%-owned Exmar LPG Joint Venture took delivery of the Meribel, the first of four 40,000-cubic meter dual-fueled LPG carriers scheduled for deliveries to the joint venture by Nantong CIMC in 2026. The vessel concurrently commenced its one-year charter contract with an international energy company.
b)On January 29, 2026, the Company sold its wholly-owned LNG carrier, the Seapeak Mars, for net proceeds of $12.1 million.
On March 16, 2026, the Company sold its wholly-owned LNG carrier, the Seapeak Jupiter, for net proceeds of $14.9 million.
c)On February 2, 2026, the Company made first installments totaling $48.9 million on the two LNG carrier newbuildings the Company ordered in December 2025.
d)On February 24, 2026, the Company acquired the Seapeak Creole LNG carrier from its Lessor for $100.0 million, resulting in the termination of the related finance lease.
e)On February 19, 2026, the Company entered into two interest rate swaps, whereby the Company will pay an amount based on a weighted-average fixed interest rate of 3.15% and will receive an amount based on three-month term SOFR, both rates as applied to an agreed notional principal amount. The aggregate notional principal amount of both interest rate swaps begins at $103.4 million upon their effective dates in February 2026 and March 2026, increases to $373.5 million by October 2027 and declines every three months thereafter to $124.3 million upon their maturity in August 2037 and September 2037, respectively. The interest rate swaps will economically hedge a portion of the Company's interest rate exposure on the expected debt financing for the Seapeak Kinabalu and the Seapeak Atlas (see Note 14a). The interest rate swaps mandatorily terminate in November 2027 and December 2027, respectively, at which time the interest rate swaps will be settled based upon their fair value at that time, unless otherwise extended.
On February 26, 2026, the Company entered into an interest rate swap, whereby the Company will pay an amount based on a fixed interest rate of 3.77% and will receive an amount based on three-month term SOFR, both rates as applied to an agreed notional principal amount. The notional principal amount of the interest rate swap begins at $39.1 million upon its effective date in January 2027, increases to $195.4 million by July 2028 and declines every three months thereafter to $69.4 million upon its maturity by July 2038. The interest rate swap will economically hedge a portion of the Company's interest rate exposure on the expected debt financing for one of the two 174,000-cubic meter low-pressure dual-fueled (X-DF) LNG carrier newbuildings (see Note 14a). The interest rate swap mandatorily terminates in July 2028, at which time the interest rate swap will be settled based upon its fair value at that time, unless otherwise extended.

U.S. Dollar-denominated interest rate swaps
Subsequent Event [Line Items]
Derivative, Fixed Interest Rate									1.70%
Derivative, Notional Amount									$ 614,187
LNG Carriers [Member]
Subsequent Event [Line Items]
number of newbuildings on order | vessel									2
number of newbuildings on order | vessel									2
Steam LNG carriers
Subsequent Event [Line Items]
Asset Impairment Charges										$ 387,100
Seapeak Arctic | LNG Carriers [Member]
Subsequent Event [Line Items]
Proceeds from Sale of Property Held-for-sale											$ 14,900
Seapeak Mars | LNG Carriers [Member]
Subsequent Event [Line Items]
Proceeds from Sale of Property Held-for-sale			$ 12,100
Common Stock [Member]
Subsequent Event [Line Items]
Distribution Made to Limited Liability Company (LLC) Member, Cash Distributions Paid									$ 100,000	$ 250,000	$ 50,000
Distribution Made to Limited Liability Company (LLC) Member, Distributions Paid, Per Unit | $ / shares									$ 1.0005	$ 2.5013	$ 0.5003
Exmar LPG Joint Venture
Subsequent Event [Line Items]
Ownership percentage (in percentage)						50.00%			50.00%	50.00%
number of newbuildings on order | vessel				1					4											4
Volume of vessels (in cubic meter) | m³							45,000				45,000									40,000
number of newbuildings on order | vessel				1					4											4
Ownership percentage (in percentage)						50.00%			50.00%	50.00%
Exmar LPG Joint Venture | 40,000 CBM
Subsequent Event [Line Items]
number of newbuildings on order | vessel																				4
number of newbuildings on order | vessel																				4
Minimum
Subsequent Event [Line Items]
Lease terms						5.5	8	10				5.5
Maximum
Subsequent Event [Line Items]
Lease terms						8	12					15
Equity Method Investee
Subsequent Event [Line Items]
Long-term purchase commitment, amount									$ 173,700
Advances on newbuilding contracts (note 14a)									65,600
Equity Method Investee | 40,000 CBM
Subsequent Event [Line Items]
Long-term purchase commitment, amount									151,500
Advances on newbuilding contracts (note 14a)									$ 93,100
Subsequent Event
Subsequent Event [Line Items]
Revenue from Contract with Customer, Duration [Extensible Enumeration]				Short-Term Contract with Customer [Member]
Advances on newbuilding contracts (note 14a)																			$ 48,900
Derivative, Notional Amount																	$ 39,100	$ 103,400
Interest Rate Swap Maximum Notional Amount															$ 195,400	$ 373,500
Interest Rate Swap Minimum Notional Amount													$ 69,400	$ 124,300
Repayments of Long-term Capital Lease Obligations		$ 100,000
Subsequent Event | Steam LNG carriers
Subsequent Event [Line Items]
Proceeds from Sale of Property Held-for-sale	$ 14,900		$ 12,100